UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $178,214 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES TR III                     PFD CV 6.75%     00808N202     4408   101200 SH       DEFINED 1              101200        0        0
AMERICAN TOWER CORP            CL A             029912201        1        1 SH       DEFINED 1                   1        0        0
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0       73    70000 PRN      DEFINED 1               70000        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205      238     4995 SH       DEFINED 1                4995        0        0
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682    65625    73612 SH       DEFINED 1               73612        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416    28941   257800 SH       DEFINED 1              257800        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702        1        8 SH       DEFINED 1                   8        0        0
DEX ONE CORP                   COM              25212W100     5380   283141 SH       DEFINED 1              283141        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7      241   210000 PRN      DEFINED 1              210000        0        0
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302    22648  1697713 SH       DEFINED 1             1697713        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7    40430 47786000 PRN      DEFINED 1            47786000        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       53      500 SH       DEFINED 1                   0        0      500
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1045  2000000 PRN      DEFINED 1             2000000        0        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5     5104 10225000 PRN      DEFINED 1            10225000        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       49    13302 SH       DEFINED 1               13302        0        0
PNM RES INC                    COM              69349H107        2      210 SH       DEFINED 1                 210        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847        4      231 SH       DEFINED 1                 231        0        0
RRI ENERGY INC                 COM              74971X107       19     5015 SH       DEFINED 1                5015        0        0
SUPERMEDIA INC                 COM              868447103     3952   216024 SH       DEFINED 1              216024        0        0